Note 18 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 37,084	$ 33,087
Total capital (to risk-weighted assets), actual, ratio	0.1452	0.1441
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 20,438	$ 18,373
Total capital (to risk-weighted assets), for capital adequacy, ratio	0.08	0.08
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 25,548	$ 22,966
Total capital (to risk-weighted assets), to be well capitalized, ratio	0.1	0.1
Tier 1 capital (to risk-weighted assets), actual, amount	$ 33,996	$ 30,829
Tier 1 capital (to risk-weighted assets), actual, ratio	0.1331	0.1342
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 15,329	$ 13,780
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	0.06	0.06	0.06	0.04
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 20,438	$ 18,373
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	0.08	0.08
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 33,996	$ 30,829
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	0.1331	0.1342
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 11,496	$ 10,335
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 16,606	$ 14,928
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 33,996	$ 30,829
Tier 1 capital (to average assets), actual, ratio	0.0856	0.1035
Tier 1 capital (to average assets), for capital adequacy, amount	$ 15,889	$ 11,915
Tier 1 capital (to average assets), for capital adequacy, ratio	0.04	0.04
Tier 1 capital (to average assets), to be well capitalized, amount	$ 19,861	$ 14,894
Tier 1 capital (to average assets), to be well capitalized, ratio	0.05	0.05